Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Ordinary Shares - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Unvested and outstanding beginning balance (shares)	1,358,317	1,266,619	416,887
Granted (shares)	0	642,150	1,070,797
Vested (shares)	(534,906)	(453,134)	(220,940)
Canceled or forfeited (shares)	(7,779)	(97,318)	(125)
Unvested and outstanding ending balance (shares)	815,632	1,358,317	1,266,619
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unvested and outstanding beginning balance (weighted average grant date fair value)	$ 4.20	$ 3.89	$ 3.54
Granted (weighted average grant date fair value)	0.00	4.36	4.08
Vested (weighted average grant date fair value)	3.96	3.92	3.38
Canceled or forfeited (weighted average grant date fair value)	3.68	4.20	3.03
Unvested and outstanding ending balance (weighted average grant date fair value)	$ 4.17	$ 4.20	$ 3.89